GENERAL (Schedule of Purchase Price Allocation) (Details) kr in Thousands, $ in Thousands			12 Months Ended
		Jul. 06, 2022 USD ($)	Dec. 31, 2023 SEK (kr)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Identifiable intangible assets:
Goodwill				$ 0	$ 0	$ 45,800
Magrab Naturtsen Ab [Member]
Components of Purchase Price:
Cash		$ 2,607
Contingent consideration		875
Less: Cash acquired		373
Net for allocation		3,109	kr 7,250	$ 700
Net tangible assets (liabilities):
Trade receivables and other current assets, net		524
Property, plant and equipment, net		41
Inventories, net		1,233
ROU assets		446
Trade payables		(523)
Accrued expenses and other liabilities		(378)
Short-term lease liability		(22)
Long-term lease and other non-current liabilities		(424)
Total net tangible assets		897
Identifiable intangible assets:
Customer relationships	[1]	1,789
Deferred tax liabilities		(369)
Total identifiable intangible assets acquired		1,420
Goodwill	[2]	792
Total purchase price allocation		$ 3,109

[1]	Customer relationships represent the underlying relationships and agreements with Magrab's customer base. In assessing the value of the Customer Relationships, the Company used an income approach method. The Customer Relationships’ economic useful life is estimated at approximately 8 years, amortized using the straight-line method.
[2]	The goodwill is primarily attributable to expected synergies resulting from the acquisition.